Inventory, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Schedule of inventory
	September 30, 2021	December 31, 2020
Finished goods (amounts related to VIE discontinued operations of $1,003,985 and $431,466)	$1,003,985	$431,466
Work-in-process inventory grow (amounts related to VIE discontinued operations of $307,212 and $360,402)	307,212	360,402
	$1,311,197	$791,868

	December 31, 2020	December 31, 2019
Finished goods (amounts related to VIE discontinued operations of $431,466 and $416,871, respectively)	$431,466	$920,671
Work-in-process inventory grow (amounts related to VIE discontinued operations of $360,402 and $351,762, respectively)	360,402	351,762
Provision for inventory losses (amounts related to VIE discontinued operations of $0 and $0, respectively)	-	(163,800)
	$791,868	$1,108,633